Valuation and Qualifying Accounts and Reserves (Schedule II) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 54,460	$ 47,667	$ 51,747
Amount acquired through acquisitions		896	226
Bad debt expense	34,810	31,192	20,922
Uncollectible accounts written off, net of recoveries	(35,500)	(25,295)	(25,228)
Ending balance	$ 53,770	$ 54,460	$ 47,667